RELATED PARTY BALANCES AND TRANSACTIONS - Due from related party - noncurrent (Details ) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent	$ 6,203	¥ 42,246
Linze Origin Seed Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent		¥ 42,246